As filed with the Securities and Exchange Commission

                                on April 5, 2000

                        Securities Act File No. 333-31856

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /
                                                                    -

      PRE-EFFECTIVE AMENDMENT NO. / 2 / Post-Effective Amendment No. /____/
                                   ---

                                INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Scudder Kemper Investments, Inc.
                             Two International Place
                              Boston, MA 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

   Caroline Pearson, Esq.                      Sheldon A. Jones, Esq.
   Scudder Kemper Investments, Inc.            Dechert Price & Rhoads
   Two International Place                     Ten Post Office Square - South
   Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
 As soon as practicable after this Registration Statement is declared effective.


                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value) of Scudder S&P 500 Index Fund, a series of the
                                   Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Part A: Information required in the Proxy Statement/Prospectus is incorporated by reference to Part A of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

Part B: Statement of Additional Information is incorporated by reference to Part B of the Registrant's Registration Statement on Form N-14 filed with the Commission on March 6, 2000.

                            PART C. OTHER INFORMATION

ITEM 15.          INDEMNIFICATION.

                  As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the "1940 Act"), pursuant to
                  Article IV of the Registrant's By-Laws (filed as Exhibit No. 2 to the Registration Statement), officers, directors, employees and representatives of the Funds may be indemnified against certain liabilities in connection with the Funds, and pursuant to Section 12 of the Underwriting Agreement dated May 6, 1998 (filed as Exhibit No. 6(c) to the Registration Statement),
                  Scudder Investor Services, Inc. (formerly "Scudder Fund Distributors, Inc."), as principal underwriter of the Registrant, may be indemnified against certain liabilities that it may incur. Said Article IV of the By-Laws and Section 12 of the Underwriting Agreement are hereby incorporated by reference in their entirety.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16        EXHIBITS.

               (1) (a)(1) Amended and Restated Declaration of Trust dated November 3, 1987. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registrant's Registration Statement on Form N-1A, as amended (the "Registration Statement").)

               (a)(2) Certificate of Amendment of Declaration of Trust dated November 13, 1990.
               (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (a)(3) Certificate of Amendment of Declaration of Trust dated February 12, 1991.
               (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (a)(4) Certificate of Amendment of Declaration of Trust dated May 28, 1998. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (a)(5)  Establishment  and  Designation  of  Series  of Shares of
               Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund and Scudder Quality Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (a)(6)  Establishment  and  Designation  of  Series  of Shares of
               Beneficial Interest, $0.01 par value, with respect to Scudder Classic Growth Fund.
               (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement.)

               (a)(7)  Establishment  and  Designation  of  Series  of Shares of
               Beneficial Interest, $0.01 par value, with respect to Scudder Growth and Income Fund, Scudder Large Company Growth Fund, Scudder Classic Growth Fund, and Scudder S&P 500 Index Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (a)(8)  Establishment  and  Designation  of  Series  of Shares of
               Beneficial Interest, $0.01 par value, with respect to Scudder Real Estate Investment Fund.
               (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (a)(9) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Dividend + Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (a)(10) Establishment and Designation of Series of Shares of Beneficial Interest, $0.01 par value, with respect to Scudder Tax Managed Growth Fund and Scudder Tax Managed Small Company Fund. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (a)(11) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Kemper A, B & C Shares, and Scudder S Shares, with respect to Classic Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

               (a)(12) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R Shares, with respect to Scudder Growth and Income Fund.
               (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (a)(13) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 par value, Class R Shares, with respect to Scudder Large Company Growth Fund.
               (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (a)(14) Redesignation of Series, Scudder Classic Growth Fund to Classic Growth Fund. (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

               (a)(15) Redesignation of Series, Scudder Quality Growth Fund to Scudder Large Company Growth Fund.
               (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (a)(16) Redesignation of Series, Scudder Dividend + Growth Fund to Scudder Dividend & Growth Fund.
               (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (2) Amendment to By-Laws of the Registrant dated November 12, 1991. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (3) Inapplicable.

               (4) Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to Part A of the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

               (5) Inapplicable.

               (6) (d)(1) Investment Management Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(2) Investment Management Agreement between the Registrant (on behalf of Scudder Large Company Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(3) Investment Management Agreement between the Registrant (on behalf of Classic Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(4) Investment Management Agreement between the Registrant (on behalf of Scudder Real Estate Investment Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(5) Investment Management Agreement between the Registrant (on behalf of Scudder S&P 500 Index Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(6) Investment Management Agreement between the Registrant (on behalf of Scudder Dividend & Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(7) Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Growth Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(8) Investment Management Agreement between the Registrant (on behalf of Scudder Tax Managed Small Company Fund) and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (d)(9) Investment Advisory Agreement between the Registrant (on behalf of Scudder S&P 500 Index Fund) and Bankers Trust Company dated September 9, 1999.
               (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (7) (e)(1) Underwriting Agreement and Distribution Services Agreement between the Registrant on behalf of Classic Growth Fund and Kemper Distributors, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (e)(3) Amendment No. 1 dated August 31, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (e)(4) Amendment dated November 2, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (8) Inapplicable.

               (9) (g)(1) Custodian Agreement between the Registrant (on behalf of Scudder Growth and Income Fund) and State Street Bank and Trust Company ("State Street Bank") dated December 31, 1984. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(2) Amendment dated April 1, 1985 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(3) Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(4) Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(5) Amendment dated July 29, 1991 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(6) Amendment dated February 8, 1999 to the Custodian Agreement between the Registrant and State Street Bank. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (g)(7) Custodian fee schedule for Scudder S&P 500 Index Fund. (Incorporated by reference to Post-Effective Amendment No. 84 to the Registration Statement.)

               (g)(8) Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(9) Subcustodian Agreement between State Street Bank and The Chase Manhattan Bank, N.A. dated September 1, 1986. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (g)(10) Custodian fee schedule for Scudder Quality Growth Fund and Scudder Growth and Income Fund.
               (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (g)(11)  Custodian fee schedule for Scudder  Classic  Growth Fund
               dated   August   1,   1994.   (Incorporated   by   reference   to
               Post-Effective Amendment No. 77 to the Registration Statement.)

               (10) (m)(1) 12b-1 Plan between the Registrant, on behalf of Scudder Growth and Income Fund (Class R shares) and Scudder Large Company Growth Fund (Class R shares), and Scudder Investor Services, Inc. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (m)(2) Mutual Funds Multi-Distribution System Plan, Rule 18f-3 Plan. (Incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement.)

               (m)(3) Plan with respect to Scudder Growth and Income Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (m)(4) Plan with respect to Scudder Large Company Growth Fund pursuant to Rule 18f-3. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (m)(5)  Investment  Trust Plan with  respect  to Scudder  S&P 500
               Index Fund pursuant to Rule 18f-3 under the Investment Company Act of 1940 dated March 14, 2000.
               (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 29, 2000.)

               (11) Opinion and Consent of Dechert Price & Rhoads is incorporated by reference to Exhibit 11 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

               (12) Opinion and Consent of Willkie Farr & Gallagher to be filed by post-effective amendment.

               (13) (h)(1) Transfer Agency and Service Agreement with fee schedule between the Registrant and Scudder Service Corporation dated October 2, 1989. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (h)(1)(a)   Revised   fee   schedule   dated   October  6,  1995.
               (Incorporated by reference to Post-Effective Amendment No. 76 to the Registration Statement.)

               (h)(1)(b) Form of revised fee schedule dated October 1, 1996. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (h)(2) Transfer Agency Fee Schedule between the Registrant, on behalf of Scudder Classic Growth Fund, and Kemper Service Company dated January 1, 1999.
               (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (h)(3) Agency Agreement between the Registrant on behalf of Classic Growth Fund and Kemper Service Company dated April 1998. (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (h)(4) Agency Agreement between the Registrant on behalf of Scudder Growth and Income Fund Class R shares and Scudder Large Company Growth Fund Class R shares, and Kemper Service Company dated May 3, 1999. (Incorporated by reference to Post-Effective Amendment No. 106 to the Registration Statement.)

               (h)(5) COMPASS Service Agreement and fee schedule between the Registrant and Scudder Trust Company dated January 1, 1990. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (h)(6) COMPASS and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995. (Incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement.)

               (h)(6)(a) Fee Schedule for Services Provided Under Compass and TRAK 2000 Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1996.
               (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (h)(7) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting Corporation dated November 1, 1994. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

               (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting Corporation dated October 17, 1994. (Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement.)

               (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Classic Growth Fund, and Scudder Fund Accounting Corporation dated September 9, 1996. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

               (h)(10) Amendment No. 1 dated August 31, 1999 to the Fund Accounting Services Agreement between the Registrant, on behalf of Classic Growth Fund, and Scudder Fund Accounting Corporation. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (h)(11) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Small Company and Scudder Fund Accounting Corporation dated July 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

               (h)(12) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Tax Managed Growth Fund and Scudder Fund Accounting Corporation dated July 30, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

               (h)(13) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Dividend & Growth Fund and Scudder Fund Accounting Corporation dated June 1, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

               (h)(14) Scudder Accounting Fee Schedule between the Registrant, on behalf of Scudder Large Company Growth Fund - Class R Shares, and Scudder Fund Accounting Corporation dated September 14, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (h)(15) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Real Estate Investment Fund and Scudder Fund Accounting Corporation dated March 2, 1998. (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

               (h)(16) Investment Accounting Agreement between the Registrant, on behalf of Scudder S&P 500 Index Fund and Scudder Fund Accounting Corporation dated August 28, 1997.
               (Incorporated by reference to Post-Effective Amendment No. 99 to the Registration Statement.)

               (h)(17) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by reference to Post-Effective Amendment No. 78 to the Registration Statement.)

               (h)(18) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation (on behalf of Scudder Quality Growth Fund and Scudder Growth and Income Fund) dated June 8, 1995. (Incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement.)

               (h)(19) Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated April 1998.
               (Incorporated by reference to Post-Effective Amendment No. 100 to the Registration Statement.)

               (h)(19)(a) Amendment No. 1 to the Administrative Services Agreement between the Registrant on behalf of Classic Growth Fund, and Kemper Distributors, Inc., dated August 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 109 to the Registration Statement.)

               (h)(20) Administrative Services Agreement between the Registrant on behalf of Scudder Growth and Income Fund, and Scudder Investor Services, Inc., dated May 3, 1999. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (h)(21) Administrative Services Agreement between the Registrant on behalf of Scudder Large Company Growth Fund, and Scudder Investor Services, Inc., dated May 3, 1999. (Incorporated by reference to Post-Effective Amendment No. 105 to the Registration Statement, as filed on May 28, 1999.)

               (14) Consents of PricewaterhouseCoopers LLP are incorporated by reference to Exhibit 14 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

               (15) Inapplicable.

               (16) Powers of Attorney are incorporated by reference to Exhibit 16 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 6, 2000.

               (17) Revised Form of Proxy. (Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed with the Securities and Exchange Commission on March 29, 2000.)

ITEM 17. UNDERTAKINGS.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for C-8 350 reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant undertakes to file, by post-effective amendment, an opinion of counsel supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Investment Trust has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 4th day of April, 2000.

                                                     INVESTMENT TRUST



                                                     BY:  /S/ LINDA C. COUGHLIN
                                                     Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

                SIGNATURE                   TITLE                      DATE
                ---------                   -----                      ----

/S/ LINDA C. COUGHLIN                President & Trustee           April 4, 2000
---------------------
Linda C. Coughlin

/S/ HENRY P. BECTON, JR.*                  Trustee                 April 4, 2000
-------------------------
Henry P. Becton, Jr.

/S/ DAWN-MARIE DRISCOLL*                   Trustee                 April 4, 2000
------------------------
Dawn-Marie Driscoll

/S/ PETER B. FREEMAN*                      Trustee                 April 4, 2000
---------------------
Peter B. Freeman

/S/ GEORGE M. LOVEJOY, JR.*                Trustee                 April 4, 2000
---------------------------
George M. Lovejoy, Jr.

/S/ WELSEY W. MARPLE, JR.*                 Trustee                 April 4, 2000
--------------------------
Welsey W. Marple, Jr.

/S/ KATHRYN L. QUIRK*        Trustee, Vice President & Assistant   April 4, 2000
---------------------                     Secretary
Kathryn L. Quirk

/S/ JEAN C. TEMPEL*                        Trustee                 April 4, 2000
-------------------
Jean C. Tempel

/S/ JOHN R. HEBBLE           Treasurer (Principal Financial and    April 4, 2000
------------------                   Accounting Officer)
John R. Hebble

*BY:     /S/ SHELDON A. JONES                        April 4, 2000
         --------------------
         Sheldon A. Jones
         Attorney-in-fact

*Executed   pursuant  to  powers  of  attorney   filed  with  the   Registrant's
Registration Statement on Form N-14 as filed with the Commission electronically on March 6, 2000.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Equity 500 Index Portfolio has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 of Investment Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Baltimore and state of Maryland on the 4th day of April, 2000.

                                            EQUITY 500 INDEX PORTFOLIO



                                            BY:  /S/ DANIEL D. HIRSCH
                                                  Daniel O. Hirsch, Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 of
Investment Trust has been signed below by the following persons in the capacities indicated with respect to Equity 500 Index Portfolio on April 4, 2000.

                SIGNATURE                     TITLE                   DATE
                ---------                     -----                   ----

/S/ DANIEL O. HIRSCH                        Secretary             April 4, 2000
---------------------------
Daniel O. Hirsch

/S/ JOHN Y. KEFFER*                       President and           April 4, 2000
---------------------------
John Y. Keffer                       Chief Executive Office

/S/ CHARLES A. RIZZO*                 Treasurer (Principal        April 4, 2000
---------------------------
Charles A. Rizzo                Financial and Accounting Officer

/S/ CHARLES P. BIGGAR*                       Trustee              April 4, 2000
---------------------------
Charles P. Biggar

/S/ S. LELAND DILL*                          Trustee              April 4, 2000
---------------------------
S. Leland Dill

/S/ MARTIN J. GRUBER*                        Trustee              April 4, 2000
---------------------------
Martin J. Gruber

/S/ RICHARD T. HALE*                         Trustee              April 4, 2000
---------------------------
Richard T. Hale

/S/ RICHARD J. HERRING*                      Trustee              April 4, 2000
---------------------------
Richard J. Herring

/S/ BRUCE T. LANGTON*                        Trustee              April 4, 2000
---------------------------
Bruce T. Langton

/S/ PHILIP SAUNDERS, JR.*                    Trustee              April 4, 2000
---------------------------
Philip Saunders, Jr.

/S/ HARRY VAN BENSCHOTEN*                    Trustee              April 4, 2000
-------------------------
Harry Van Benschoten

*BY /S/ DANIEL O. HIRSCH
    Daniel O. Hirsch, Secretary of Equity
    500 Index Portfolio, As Attorney-in-fact
    pursuant to a Power of Attorney